Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
August 31, 2024
CVS-NPRT3-1024
1.805819.120
Corporate Bonds - 82.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 82.1%
COMMUNICATION SERVICES - 6.7%
Entertainment - 2.1%
Liberty Media Corp. 2.375% 9/30/53 (b)	7,757	8,626
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27	8,245	9,070
Live Nation Entertainment, Inc. 3.125% 1/15/29	10,998	12,627
Sphere Entertainment Co. 3.5% 12/1/28 (b)	1,073	1,612
Zynga, Inc. 0% 12/15/26	5,479	4,823
		36,758
Interactive Media & Services - 1.7%
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	2,433	2,198
Snap, Inc.:
0% 5/1/27	8,514	7,109
0.125% 3/1/28	13,059	10,212
0.25% 5/1/25	2,778	2,667
0.5% 5/1/30(b)	5,122	4,146
0.75% 8/1/26	1,704	1,610
TripAdvisor, Inc. 0.25% 4/1/26	2,952	2,712
		30,654
Media - 2.9%
Cardlytics, Inc. 4.25% 4/1/29 (b)	1,158	606
DISH Network Corp.:
0% 12/15/25	15,002	11,176
3.375% 8/15/26	27,417	17,070
Liberty Broadband Corp.:
3.125% 3/31/53(b)	9,550	9,522
3.125% 6/30/54(b)	5,024	5,579
Liberty Media Corp. 3.75% 3/15/28	5,200	5,663
Magnite, Inc. 0.25% 3/15/26	1,390	1,268
		50,884
TOTAL COMMUNICATION SERVICES		118,296

CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.3%
Patrick Industries, Inc. 1.75% 12/1/28	3,611	5,045
Automobiles - 3.1%
Ford Motor Co. 0% 3/15/26	15,724	15,549
Lucid Group, Inc. 1.25% 12/15/26 (b)	14,612	9,900
Rivian Automotive, Inc.:
3.625% 10/15/30(b)	15,769	14,027
4.625% 3/15/29	11,177	11,310
Winnebago Industries, Inc. 3.25% 1/15/30 (b)	3,449	3,371
		54,157
Broadline Retail - 0.7%
Alibaba Group Holding Ltd. 0.5% 6/1/31 (Reg. S) (b)	4,370	4,543
Etsy, Inc.:
0.125% 10/1/26	4,864	4,757
0.25% 6/15/28	4,610	3,701
		13,001
Diversified Consumer Services - 0.3%
Stride, Inc. 1.125% 9/1/27	3,491	5,703
Hotels, Restaurants & Leisure - 3.9%
Airbnb, Inc. 0% 3/15/26	15,398	14,182
Booking Holdings, Inc. 0.75% 5/1/25	6,343	13,148
Carnival Corp. 5.75% 12/1/27	11,741	17,535
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	3,044	2,715
NCL Corp. Ltd. 5.375% 8/1/25	3,500	4,053
Penn Entertainment, Inc. 2.75% 5/15/26	8,207	8,781
Royal Caribbean Cruises Ltd. 6% 8/15/25	2,408	8,001
		68,415
Household Durables - 0.4%
Meritage Homes Corp. 1.75% 5/15/28 (b)	6,926	7,626
Leisure Products - 0.5%
Peloton Interactive, Inc.:
0% 2/15/26	3,357	3,021
5.5% 12/1/29(b)	2,129	2,779
Topgolf Callaway Brands Corp. 2.75% 5/1/26	3,502	3,423
		9,223
Specialty Retail - 1.3%
The RealReal, Inc.:
1% 3/1/28	5,044	2,295
3% 6/15/25	220	209
Wayfair LLC:
0.625% 10/1/25	20,823	19,626
3.25% 9/15/27	180	188
		22,318
TOTAL CONSUMER DISCRETIONARY		185,488

CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Freshpet, Inc. 3% 4/1/28	1,700	3,521
Post Holdings, Inc. 2.5% 8/15/27	3,090	3,663
		7,184
ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Transocean, Inc.:
4% 12/15/25	1,880	2,201
4.625% 9/30/29	1,350	2,185
		4,386
Oil, Gas & Consumable Fuels - 1.3%
CNX Resources Corp. 2.25% 5/1/26	2,524	5,507
Northern Oil & Gas, Inc. 3.625% 4/15/29	3,846	4,648
Peabody Energy Corp. 3.25% 3/1/28	2,047	2,797
Permian Resources Operating LLC 3.25% 4/1/28	2,479	6,075
World Kinect Corp. 3.25% 7/1/28	2,580	2,976
		22,003
TOTAL ENERGY		26,389

FINANCIALS - 3.3%
Capital Markets - 1.0%
Coinbase Global, Inc.:
0.25% 4/1/30(b)	8,830	8,022
0.5% 6/1/26	9,327	9,215
		17,237
Consumer Finance - 0.6%
LendingTree, Inc. 0.5% 7/15/25	3,166	2,960
SoFi Technologies, Inc.:
0% 10/15/26(b)	4,411	3,961
1.25% 3/15/29(b)	2,667	2,839
		9,760
Financial Services - 1.7%
Affirm Holdings, Inc. 0% 11/15/26	9,318	8,153
Block, Inc. 0.125% 3/1/25	6,964	6,772
Global Payments, Inc. 1.5% 3/1/31 (b)	7,286	7,195
Repay Holdings Corp. 2.875% 7/15/29 (b)	2,006	1,953
Shift4 Payments, Inc.:
0% 12/15/25	3,621	4,235
0.5% 8/1/27	2,014	2,008
		30,316
TOTAL FINANCIALS		57,313

HEALTH CARE - 11.5%
Biotechnology - 4.9%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27	9,360	10,698
BridgeBio Pharma, Inc. 2.25% 2/1/29	14,240	11,826
Cytokinetics, Inc. 3.5% 7/1/27	7,090	9,649
Dynavax Technologies Corp. 2.5% 5/15/26	200	243
Exact Sciences Corp.:
0.375% 3/15/27	1,485	1,385
0.375% 3/1/28	1,539	1,401
1% 1/15/25	1,265	1,284
1.75% 4/15/31(b)	13,920	13,115
Halozyme Therapeutics, Inc. 1% 8/15/28	5,125	6,504
Immunocore Holdings PLC 2.5% 2/1/30 (b)	3,806	3,339
Insmed, Inc. 0.75% 6/1/28	3,200	7,676
Ionis Pharmaceuticals, Inc. 1.75% 6/15/28	80	89
Mirum Pharmaceuticals, Inc. 4% 5/1/29	2,160	3,389
Natera, Inc. 2.25% 5/1/27	1,392	4,290
Novavax, Inc. 5% 12/15/27	1,368	1,708
Sarepta Therapeutics, Inc. 1.25% 9/15/27	8,220	9,761
		86,357
Health Care Equipment & Supplies - 4.4%
CONMED Corp. 2.25% 6/15/27	2,740	2,521
DexCom, Inc.:
0.25% 11/15/25	6,544	6,181
0.375% 5/15/28	7,674	6,784
Enovis Corp. 3.875% 10/15/28 (b)	2,840	3,073
Envista Holdings Corp. 2.375% 6/1/25	3,649	3,840
Haemonetics Corp. 2.5% 6/1/29 (b)	2,720	2,623
Insulet Corp. 0.375% 9/1/26	9,396	10,359
Integer Holdings Corp. 2.125% 2/15/28	3,394	5,339
iRhythm Technologies, Inc. 1.5% 9/1/29 (b)	3,500	3,115
Lantheus Holdings, Inc. 2.625% 12/15/27	2,990	4,528
LivaNova U.S.A., Inc.:
2.5% 3/15/29(b)	2,604	2,683
3% 12/15/25	4,024	4,339
Merit Medical Systems, Inc. 3% 2/1/29 (b)	5,903	7,553
NuVasive, Inc. 0.375% 3/15/25	3,750	3,638
Omnicell, Inc. 0.25% 9/15/25	2,491	2,366
TransMedics Group, Inc. 1.5% 6/1/28	4,056	7,888
		76,830
Health Care Providers & Services - 0.8%
Guardant Health, Inc. 0% 11/15/27	16,897	13,470
Opko Health, Inc. 3.75% 1/15/29 (b)	859	1,266
		14,736
Health Care Technology - 0.6%
Evolent Health, Inc. 3.5% 12/1/29 (b)	4,293	4,875
Health Catalyst, Inc. 2.5% 4/15/25	1,647	1,607
Teladoc Health, Inc. 1.25% 6/1/27	5,479	4,513
Veradigm, Inc. 0.875% 1/1/27	161	176
		11,171
Life Sciences Tools & Services - 0.3%
Repligen Corp. 1% 12/15/28 (b)	4,231	4,413
Pharmaceuticals - 0.5%
Amphastar Pharmaceuticals, Inc. 2% 3/15/29 (b)	2,130	2,233
Jazz Investments I Ltd. 2% 6/15/26	4,936	4,953
Pacira Biosciences, Inc. 2.125% 5/15/29 (b)	2,080	1,513
		8,699
TOTAL HEALTH CARE		202,206

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. 0.5% 12/15/27	7,390	12,209
Rocket Lab U.S.A., Inc. 4.25% 2/1/29 (b)	3,235	4,725
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)	4,132	5,717
		22,651
Commercial Services & Supplies - 0.3%
Tetra Tech, Inc. 2.25% 8/15/28	4,340	5,711
Construction & Engineering - 1.6%
Fluor Corp. 1.125% 8/15/29	13,790	17,361
Granite Construction, Inc.:
3.25% 6/15/30(b)	3,830	4,472
3.75% 5/15/28	4,100	6,978
		28,811
Electrical Equipment - 1.1%
Array Technologies, Inc. 1% 12/1/28	2,989	2,148
Bloom Energy Corp.:
NULL 3% 6/1/28	2,530	2,428
3% 6/1/29(b)	7,975	7,166
Stem, Inc. 4.25% 4/1/30 (b)	3,738	1,129
Sunrun, Inc. 4% 3/1/30 (b)	3,880	5,704
		18,575
Ground Transportation - 2.1%
Hertz Corp. 8% 7/15/29 pay-in-kind (b)	2,075	2,056
Lyft, Inc.:
0.625% 3/1/29(b)	6,137	5,680
1.5% 5/15/25	2,024	1,958
Uber Technologies, Inc.:
0% 12/15/25	5,200	5,655
0.875% 12/1/28(b)	17,165	20,861
		36,210
Machinery - 0.3%
Middleby Corp. 1% 9/1/25	4,800	5,573
Passenger Airlines - 1.2%
American Airlines Group, Inc. 6.5% 7/1/25	10,356	10,548
JetBlue Airways Corp. 2.5% 9/1/29 (b)	3,400	3,441
Southwest Airlines Co. 1.25% 5/1/25	6,884	6,875
Spirit Airlines, Inc. 1% 5/15/26	986	281
		21,145
Professional Services - 0.8%
CSG Systems International, Inc. 3.875% 9/15/28 (b)	2,860	2,804
Parsons Corp. 2.625% 3/1/29 (b)	10,234	12,112
		14,916
TOTAL INDUSTRIALS		153,592

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 0.9%
Lumentum Holdings, Inc.:
0.5% 12/15/26	7,620	7,247
0.5% 6/15/28	5,800	4,837
1.5% 12/15/29	3,345	3,608
		15,692
Electronic Equipment, Instruments & Components - 1.4%
Advanced Energy Industries, Inc. 2.5% 9/15/28 (b)	2,625	2,754
Insight Enterprises, Inc. 0.75% 2/15/25	3,367	10,670
Itron, Inc. 1.375% 7/15/30 (b)	2,568	2,627
OSI Systems, Inc. 2.25% 8/1/29 (b)	4,339	4,428
Par Technology Corp. 1.5% 10/15/27	261	259
Vishay Intertechnology, Inc. 2.25% 9/15/30 (b)	3,500	3,215
		23,953
IT Services - 4.9%
Akamai Technologies, Inc.:
0.125% 5/1/25	8,678	9,727
0.375% 9/1/27	9,041	9,399
1.125% 2/15/29(b)	9,537	9,662
BigCommerce Holdings, Inc. 0.25% 10/1/26	5,219	4,563
Cloudflare, Inc. 0% 8/15/26	9,299	8,574
Core Scientific, Inc. 3% 9/1/29 (b)	4,320	5,225
Digitalocean Holdings, Inc. 0% 12/1/26	6,194	5,364
MongoDB, Inc. 0.25% 1/15/26	10,204	14,939
Okta, Inc.:
0.125% 9/1/25	4,621	4,374
0.375% 6/15/26	3,932	3,614
Perficient, Inc. 0.125% 11/15/26	4,337	4,244
Wix.com Ltd. 0% 8/15/25	6,688	6,307
		85,992
Semiconductors & Semiconductor Equipment - 4.8%
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26	3,437	4,789
Microchip Technology, Inc.:
0.125% 11/15/24	6,754	6,754
0.75% 6/1/30(b)	15,661	15,418
MKS Instruments, Inc. 1.25% 6/1/30 (b)	14,618	15,049
ON Semiconductor Corp.:
0% 5/1/27	7,620	11,750
0.5% 3/1/29	13,299	13,699
Semtech Corp. 1.625% 11/1/27	1,239	1,675
SMART Global Holdings, Inc. 2% 8/15/30 (b)	1,767	1,755
Veeco Instruments, Inc. 2.875% 6/1/29	820	1,154
Wolfspeed, Inc.:
1.75% 5/1/26	2,078	1,494
1.875% 12/1/29	31,275	11,922
		85,459
Software - 11.1%
Altair Engineering, Inc. 1.75% 6/15/27	4,600	6,278
Bentley Systems, Inc.:
0.125% 1/15/26	5,035	5,063
0.375% 7/1/27	4,676	4,293
BlackLine, Inc. 1% 6/1/29 (b)	7,699	7,595
Box, Inc. 0% 1/15/26	2,533	3,316
Confluent, Inc. 0% 1/15/27	5,296	4,618
CyberArk Software Ltd. 0% 11/15/24	2,489	4,531
Datadog, Inc. 0.125% 6/15/25	5,010	6,593
Dropbox, Inc.:
0% 3/1/26	1,969	1,888
0% 3/1/28	2,025	1,930
Five9, Inc. 1% 3/15/29 (b)	6,279	5,303
Guidewire Software, Inc. 1.25% 3/15/25	2,797	3,693
HubSpot, Inc. 0.375% 6/1/25	3,258	5,747
InterDigital, Inc. 3.5% 6/1/27	3,270	5,940
LivePerson, Inc. 0% 12/15/26	3,823	1,941
Marathon Digital Holdings, Inc. 2.125% 9/1/31 (b)	1,700	1,929
MicroStrategy, Inc.:
0% 2/15/27	7,641	9,013
0.625% 3/15/30(b)	5,606	6,290
0.875% 3/15/31(b)	4,207	3,812
Nutanix, Inc. 0.25% 10/1/27	4,055	5,057
Pagerduty, Inc.:
1.25% 7/1/25	1,647	1,548
1.5% 10/15/28(b)	3,330	3,360
Palo Alto Networks, Inc. 0.375% 6/1/25	6,806	24,730
Pegasystems, Inc. 0.75% 3/1/25	10,916	10,605
Progress Software Corp.:
1% 4/15/26	2,605	2,850
3.5% 3/1/30(b)	3,706	3,982
Q2 Holdings, Inc. 0.75% 6/1/26	2,453	2,597
Rapid7, Inc.:
0.25% 3/15/27	213	190
1.25% 3/15/29(b)	4,420	4,035
Tyler Technologies, Inc. 0.25% 3/15/26	8,687	10,825
Unity Software, Inc. 0% 11/15/26	9,029	7,932
Varonis Systems, Inc. 1.25% 8/15/25	2,965	5,516
Vertex, Inc. 0.75% 5/1/29 (b)	3,397	4,246
Workiva, Inc. 1.25% 8/15/28 (b)	6,176	5,679
Zscaler, Inc. 0.125% 7/1/25	8,480	11,702
		194,627
Technology Hardware, Storage & Peripherals - 2.2%
Seagate HDD Cayman 3.5% 6/1/28 (b)	11,380	15,187
Super Micro Computer, Inc. 0% 3/1/29 (b)	7,433	6,069
Western Digital Corp. 3% 11/15/28 (b)	12,600	18,119
		39,375
TOTAL INFORMATION TECHNOLOGY		445,098

MATERIALS - 1.2%
Chemicals - 0.1%
Livent Corp. 4.125% 7/15/25	1,084	1,147
Metals & Mining - 1.1%
ATI, Inc. 3.5% 6/15/25	2,008	8,277
Equinox Gold Corp. 4.75% 10/15/28 (b)	1,910	2,270
MP Materials Corp.:
0.25% 4/1/26(b)	3,129	2,832
3% 3/1/30(b)	1,773	1,597
United States Steel Corp. 5% 11/1/26	1,447	4,127
		19,103
TOTAL MATERIALS		20,250

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Federal Realty OP LP 3.25% 1/15/29 (b)	1,611	1,681
Rexford Industrial Realty LP:
4.125% 3/15/29(b)	4,965	5,228
4.375% 3/15/27(b)	4,933	5,093
Ventas Realty LP 3.75% 6/1/26	9,002	10,599
Welltower OP LLC 2.75% 5/15/28 (b)	12,150	15,892
		38,493
Real Estate Management & Development - 1.6%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	6,887	5,854
Redfin Corp.:
0% 10/15/25	2,410	2,199
0.5% 4/1/27	16,564	11,346
Zillow Group, Inc. 1.375% 9/1/26	7,320	9,699
		29,098
TOTAL REAL ESTATE		67,591

UTILITIES - 9.2%
Electric Utilities - 5.9%
Alliant Energy Corp. 3.875% 3/15/26	2,600	2,669
Duke Energy Corp. 4.125% 4/15/26	10,432	10,964
Evergy, Inc. 4.5% 12/15/27 (b)	10,667	11,467
FirstEnergy Corp. 4% 5/1/26	9,824	10,203
NextEra Energy Capital Holdings, Inc. 3% 3/1/27 (b)	6,018	7,577
NRG Energy, Inc. 2.75% 6/1/48	3,229	6,724
PG&E Corp. 4.25% 12/1/27 (b)	19,501	20,808
PPL Capital Funding, Inc. 2.875% 3/15/28	7,740	8,007
Southern Co.:
3.875% 12/15/25	12,781	13,855
4.5% 6/15/27(b)	10,411	11,176
		103,450
Independent Power and Renewable Electricity Producers - 1.5%
NextEra Energy Partners LP 0% 11/15/25 (b)	15,350	14,015
Ormat Technologies, Inc. 2.5% 7/15/27	1,700	1,730
Sunnova Energy International, Inc.:
0.25% 12/1/26	6,116	4,632
2.625% 2/15/28	10,230	6,603
		26,980
Multi-Utilities - 1.3%
CenterPoint Energy, Inc. 4.25% 8/15/26	6,974	6,960
CMS Energy Corp. 3.375% 5/1/28	6,460	6,777
WEC Energy Group, Inc.:
4.375% 6/1/27(b)	4,372	4,665
4.375% 6/1/29(b)	4,372	4,750
		23,152
Water Utilities - 0.5%
American Water Capital Corp. 3.625% 6/15/26	8,918	9,068
TOTAL UTILITIES		162,650

TOTAL CONVERTIBLE BONDS		1,446,057
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Broadline Retail - 0.5%
Match Group Holdings II LLC 3.625% 10/1/31 (b)	8,840	7,850
TOTAL CORPORATE BONDS (Cost $1,322,640)		1,453,907

U.S. Treasury Obligations - 1.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds 4.25% 2/15/54 (Cost $16,997)	18,650	18,723

Common Stocks - 8.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class C	17,500	2,889
Meta Platforms, Inc. Class A	8,700	4,535
		7,424
Media - 0.1%
EchoStar Corp. Class A (c)(d)	103,700	1,923
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	13,300	2,643
TOTAL COMMUNICATION SERVICES		11,990
CONSUMER DISCRETIONARY - 0.9%
Broadline Retail - 0.2%
Amazon.com, Inc. (c)	16,400	2,927
Hotels, Restaurants & Leisure - 0.7%
A&W Revenue Royalties Income Fund (d)	77,083	1,970
Churchill Downs, Inc.	23,100	3,210
Genius Sports Ltd. (c)	421,900	3,215
Norwegian Cruise Line Holdings Ltd. (c)	78,109	1,397
Red Rock Resorts, Inc.	33,200	1,935
Super Group SGHC Ltd.	410,121	1,415
		13,142
TOTAL CONSUMER DISCRETIONARY		16,069
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Keurig Dr. Pepper, Inc.	73,900	2,705
Food Products - 0.1%
Lamb Weston Holdings, Inc.	41,700	2,582
Personal Care Products - 0.3%
Kenvue, Inc.	121,500	2,667
Unilever PLC sponsored ADR	28,400	1,840
		4,507
TOTAL CONSUMER STAPLES		9,794
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd.	73,000	2,643
Cenovus Energy, Inc. (d)	207,200	3,841
Cheniere Energy, Inc.	11,200	2,075
DHT Holdings, Inc.	2,139,495	23,171
Energy Transfer LP	161,000	2,592
Frontline PLC (NY Shares) (d)	139,500	3,368
Imperial Oil Ltd.	36,000	2,711
Scorpio Tankers, Inc.	40,400	2,890
		43,291
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Gilead Sciences, Inc.	37,800	2,986
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Huntington Ingalls Industries, Inc.	9,500	2,686
Commercial Services & Supplies - 0.1%
The GEO Group, Inc. (c)	86,657	1,202
Construction & Engineering - 0.1%
EMCOR Group, Inc.	5,500	2,162
Electrical Equipment - 0.1%
Vertiv Holdings Co.	18,500	1,536
Machinery - 0.4%
Chart Industries, Inc. (c)(d)	53,600	6,561
TOTAL INDUSTRIALS		14,147
INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment, Instruments & Components - 0.2%
TD SYNNEX Corp.	23,300	2,829
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	8,900	1,756
KLA Corp.	2,300	1,885
Lam Research Corp.	2,100	1,724
Micron Technology, Inc.	21,200	2,040
NVIDIA Corp.	34,700	4,142
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,700	3,898
		15,445
Software - 0.6%
Microsoft Corp.	6,900	2,878
MicroStrategy, Inc. Class A (c)(d)	44,750	5,926
Zoom Video Communications, Inc. Class A (c)	39,600	2,736
		11,540
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	19,900	4,557
Dell Technologies, Inc. Class C	13,400	1,548
		6,105
TOTAL INFORMATION TECHNOLOGY		35,919
MATERIALS - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd. (United States)	39,800	3,243
UTILITIES - 0.4%
Electric Utilities - 0.1%
Constellation Energy Corp.	9,900	1,947
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	98,313	1,684
TransAlta Corp.	243,500	2,145
Vistra Corp.	25,500	2,178
		6,007
TOTAL UTILITIES		7,954
TOTAL COMMON STOCKS (Cost $118,718)		145,393

Convertible Preferred Stocks - 7.0%
	Shares	Value ($) (000s)
FINANCIALS - 4.2%
Banks - 3.2%
Bank of America Corp. 7.25%	26,545	33,110
Wells Fargo & Co. 7.50%	18,617	22,808
		55,918
Financial Services - 1.0%
Apollo Global Management, Inc. Series A, 6.75%	270,800	17,339
TOTAL FINANCIALS		73,257
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
BrightSpring Health Services, Inc. 6.75%	55,500	2,724
INDUSTRIALS - 0.1%
Machinery - 0.1%
RBC Bearings, Inc.	15,800	2,093
MATERIALS - 0.8%
Chemicals - 0.8%
Albemarle Corp. 7.25%	329,300	14,153
UTILITIES - 1.8%
Electric Utilities - 1.8%
NextEra Energy, Inc.:
6.296%	355,600	16,368
7.299%	283,700	15,045
		31,413
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $118,172)		123,640

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. 7% (b)(e)(f) (Cost $3,069)	3,345	3,381

Money Market Funds - 1.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	9,606,186	9,608
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	16,408,726	16,410
TOTAL MONEY MARKET FUNDS (Cost $26,018)		26,018

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,605,614)	1,771,062
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(10,692)
NET ASSETS - 100.0%	1,760,370

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $490,194,000 or 27.8% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	306,596	372,989	669,977	3,390	-	-	9,608	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	98,922	82,512	10	-	-	16,410	0.1%
Total	306,596	471,911	752,489	3,400	-	-	26,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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